Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [abstract]
Summary of Share Capital	Issued shares

	June 30, 2024	December 31, 2023
	Number of shares	Number of shares
Ordinary shares	54,007,711	52,290,212
	54,007,711	52,290,212